Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Distoken Acquisition Corporation [Member]
Preference shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000	1,000,000
Preference shares, shares issued	0	0	0
Preference shares, shares outstanding	0	0	0
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	220,000,000	220,000,000	220,000,000
Ordinary shares, shares issued	2,548,000	2,548,000	2,003,000
Ordinary shares, shares outstanding	2,548,000	2,548,000	2,003,000
Common stock shares subject to forfeiture			258,000
Youlife International Holdings Inc [Member]
Ordinary shares, par value		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized		379,021,190	379,021,190
Ordinary shares, shares issued		221,777,718	221,777,718
Ordinary shares, shares outstanding		221,777,718	221,777,718
Class A Subject to Possible Redemption [Member] | Distoken Acquisition Corporation [Member]
Mezzanine equity, shares authorized	652,170	3,881,692
Temporary equity, redemption price per share	$ 11.36	$ 10.50	$ 0
Series C and Series C+ Convertible Redeemable Preferred Shares (Member) | Youlife International Holdings Inc [Member]
Mezzanine equity, shares authorized		120,978,810	120,978,810
Mezzanine equity, par value		$ 0.0001	$ 0.0001
Mezzanine equity, shares issued		120,978,810	120,978,810
Mezzanine equity, shares outstanding		120,978,810	120,978,810